Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance	$ 6,888,710	$ 7,473,319
Bad debt provision	1,949,778	56,116
Write off	(7,722,231)	(1,130,710)
Reduction due to divestitures	(299,544)
Foreign exchange translation	87,339	489,985
Ending balance	$ 904,052	$ 6,888,710